Filed under Rule 497(e)
Registration No. 811-7725

SEASONS SERIES TRUST

Supplement to the Statutory Prospectus Dated July 29, 2013

Effective December 31, 2013, in the section titled “PORTFOLIO SUMMARY” for the Large Cap Growth Portfolio under the heading “Investment Adviser,” the portfolio manager disclosure for SunAmerica Asset Management Corp. (“SAAMCo”) is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title

Timothy Campion	2013	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

Effective December 31, 2013, in the section titled “PORTFOLIO SUMMARY” for the Large Cap Value Portfolio under the heading “Investment Adviser,” the portfolio manager disclosure for SAAMCo is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title

Timothy Campion	2013	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

Effective December 31, 2013, in the section titled “PORTFOLIO SUMMARY” for the Mid Cap Growth Portfolio under the heading “Investment Adviser,” the portfolio manager disclosure for SAAMCo is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title

Timothy Campion	2013	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

Effective December 31, 2013, in the section titled “PORTFOLIO SUMMARY” for the Mid Cap Value Portfolio under the heading “Investment Adviser,” the portfolio manager disclosure for SAAMCo is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title

Timothy Campion	2013	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

Effective December 31, 2013, in the section titled “PORTFOLIO SUMMARY” for the Small Cap Portfolio under the heading “Investment Adviser,” the portfolio manager disclosure for SAAMCo is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title

Timothy Campion	2013	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

In the section titled “MANAGEMENT,” under the heading “Information about the Investment Adviser’s Management of Certain Portfolios,” the last paragraph of the portfolio management disclosure for

SAAMCo is deleted in its entirety and replaced with the following:

The passively-managed index portions of the Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio are managed by a team consisting of Timothy Campion, Kara Murphy and Andrew Sheridan, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry.

Please retain this supplement for future reference.

Dated:  December 30, 2013

Versions:  Combined Master and AG Life.